Pension and Postretirement Benefit Plans (Narratives) (Details 3) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation, high end of range		6.00%
Company match of eligible compensation, percent for employees hired on or after January 1, 2009	5.00%	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009		3.00%
Expenses related to defined contribution plans		$ 165	$ 153	$ 136
U.S. Defined Contribution Plan | Maximum
Schedule Of Defined Contribution Plans Disclosures
Employer match of employee contributions, pre January 1, 2009	60.00%	75.00%
U.S. Defined Contribution Plan | Minimum
Schedule Of Defined Contribution Plans Disclosures
Employer match of employee contributions, pre January 1, 2009	45.00%	60.00%
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans		$ 77	$ 75	$ 71